CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents		$ 11,475	$ 8,100
Short-term bank deposits		1,498	4,551
Marketable securities		5,151	5,038
Accounts receivable, net:
Trade		2,243	2,595
Other		213	234
Prepaid expenses		232	384
Deferred cost of revenues		78	21
Deferred income taxes		187	175
Inventories		9	10
Total current assets		21,086	21,108
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities - available-for-sale	[1]	1,441	1,574
Severance pay fund		1,623	1,597
Deferred income taxes		54	20
PROPERTY AND EQUIPMENT, net of accumulated depreciation and amortization		591	618
GOODWILL		5,430	5,430
Total assets		30,225	30,347
Accounts payable and accruals:
Trade		237	138
Other		2,264	2,306
Deferred revenues		3,664	3,671
Total current liabilities		6,165	6,115
LONG-TERM LIABILITIES:
Deferred revenues		426	134
Employees' rights upon retirement		1,786	1,687
Total liabilities		8,377	7,936
SHAREHOLDERS’ EQUITY:
Share capital		54	54
Additional paid-in capital		25,862	25,724
Accumulated other comprehensive loss		(195)	(63)
Differences from translation of foreign currency financial statements of a subsidiary		(877)	(877)
Treasury shares		(1,692)	(1,863)
Accumulated deficit		(1,304)	(564)
Total shareholders’ equity		21,848	22,411
Total liabilities and shareholders’ equity		$ 30,225	$ 30,347

[1]	As of December 31, 2015 the Company held a long-term security bond which is classified as available for sale security and is presented on its fair value. The fair value of the available-for-sale security based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC_820).